SIGNIFICANT ACCOUNTING POLICIES - Composition of Rights of use assets (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
IFRS 16
Right of use assets	$ 9,444	$ 873
Additional depreciation of rights of use assets	3,479	150	$ 8
Net loss before income tax	10,282	4,150	23,653
Income tax expense	14,170	(4,366)	8,486
Controlling Company	(4,396)	8,145	$ 14,969
IFRS 16
IFRS 16
Right of use assets	6,890			$ 7,763
Decrease in operating lease	3,680
Additional depreciation of rights of use assets	3,344
Increase in lease liabilities	1,910
Net loss before income tax	1,574
Income tax expense	411
Net loss before income tax	1,163
Controlling Company	$ 1,171
Net loss after income tax attributable to controlling shareholders per share	$ 0.54
IFRS 16 | Pesos
IFRS 16
Real interest rates	11.00%
IFRS 16 | USD | Minimum
IFRS 16
Real interest rates	5.00%
IFRS 16 | USD | Maximum
IFRS 16
Real interest rates	7.00%
Nucleo | IFRS 16
IFRS 16
Right of use assets	$ 1,013			1,160
Poles
IFRS 16
Right of use assets	216
Poles | IFRS 16
IFRS 16
Right of use assets				466
Real estate and other
IFRS 16
Right of use assets	1,471
Real estate and other | IFRS 16
IFRS 16
Right of use assets				1,147
Sites and other
IFRS 16
Right of use assets	6,613
Sites and other | IFRS 16
IFRS 16
Right of use assets				4,880
Occupation fee
IFRS 16
Right of use assets	350
Occupation fee | IFRS 16
IFRS 16
Right of use assets				397
Asset retirement obligations
IFRS 16
Right of use assets	253	247
Asset retirement obligations | IFRS 16
IFRS 16
Right of use assets				247
Indefeasible rights of use
IFRS 16
Right of use assets	$ 541	$ 626
Indefeasible rights of use | IFRS 16
IFRS 16
Right of use assets				$ 626